Stock-Based Compensation (Details 2) - Equity Incentive Plan 2013 [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	74.26%	76.84%	74.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term in years	6 years 1 month 17 days	6 years 1 month 2 days	6 years 3 months
Risk-free rate	1.50%	1.73%	1.61%